GENERAL (Narrative) (Details) (Revenues [Member], Customer concentration risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 item
Concentration Risk [Line Items]
Number of major customers	2	2
Threshold percentage for disclosure	10.00%	10.00%
Major customer one [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	23.00%
Major customer two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	10.00%